Financial Instruments (Details) - Schedule of credit quality of financial assets - Financial assets neither past due nor impaired [member] - PEN (S/) S/ in Thousands		Dec. 31, 2022	Dec. 31, 2021
Cash and cash equivalents (*)
Cash and cash equivalents	[1]	S/ 913,872	S/ 954,020
Others [Member]
Cash and cash equivalents (*)
Cash and cash equivalents	[1]	1,413	3,666
A + [member] | Banco Santander - Perú [Member]
Cash and cash equivalents (*)
Cash and cash equivalents	[1]	2,563	2,878
A + [member] | Banco Scotiabank - Chile [Member]
Cash and cash equivalents (*)
Cash and cash equivalents	[1]	1,984	1,566
A + [member] | Banco de Credito del Peru [Member]
Cash and cash equivalents (*)
Cash and cash equivalents	[1]	363,283	492,076
A + [member] | Banco Continental [Member]
Cash and cash equivalents (*)
Cash and cash equivalents	[1]	97,422	109,343
A + [member] | Banco Scotiabank [Member]
Cash and cash equivalents (*)
Cash and cash equivalents	[1]	79,408	83,192
A + [member] | Citibank [Member]
Cash and cash equivalents (*)
Cash and cash equivalents	[1]	60,858	110,232
(A) [Member] | Banco de la Nacion [Member]
Cash and cash equivalents (*)
Cash and cash equivalents	[1]	28,566	22,626
(A) [Member] | Banco Interamericano de Finanzas [Member]
Cash and cash equivalents (*)
Cash and cash equivalents	[1]	731	2,114
(A) [Member] | Banco Interbank [Member]
Cash and cash equivalents (*)
Cash and cash equivalents	[1]	231,174	77,497
AAA [Member] | Banco Santander - Chile [Member]
Cash and cash equivalents (*)
Cash and cash equivalents	[1]	42,823	32,835
AAA [Member] | Banco Bogotá [Member]
Cash and cash equivalents (*)
Cash and cash equivalents	[1]	3,555	13,950
A- [Member] | Banco Pichincha [Member]
Cash and cash equivalents (*)
Cash and cash equivalents	[1]	S/ 92	S/ 2,045

[1]	The difference between the balances shown and the balances of the consolidated statement of financial position correspond to cash and remittances in transit (Note 9).